Segment Information (Tables)	9 Months Ended
Sep. 30, 2016
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three and nine months ended September 30, 2016 and 2015 is provided below.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Operating profit	$278	$288	$998	$1,039
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(6)	(18)	(31)	(52)
Interest expenses of Industrial Activities, net of interest income and eliminations *	(153)	(118)	(392)	(341)
Other, net **	(61)	(235)	(746)	(403)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$58	$(83)	$(171)	$243
(*)

In the three and nine months ended September 30, 2016, this item also includes the $38 million charge related to the repurchase of a portion of the Case New Holland Industrial Inc. 7.875% Notes due 2017.

(**)

In the nine months ended September 30, 2016, this item also includes the exceptional non-tax deductible charge of $551 million recorded in the first half of 2016 following the final settlement reached with the European Commission on the truck competition investigation. In the three and nine months ended September 30, 2015, this item also included the exceptional pre-tax charge of $150 million related to the re-measurement of the net monetary assets of the Venezuelan subsidiary denominated in bolivar fuerte.

Summary of Operating Segment Information

The following summarizes revenues by reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Revenues:
Agricultural Equipment	$2,359	$2,431	$7,291	$8,043
Construction Equipment	595	591	1,726	1,933
Commercial Vehicles	2,114	2,189	6,754	6,696
Powertrain	850	800	2,755	2,648
Eliminations and other	(457)	(462)	(1,539)	(1,512)
Net sales of Industrial Activities	5,461	5,549	16,987	17,808
Financial Services	386	390	1,173	1,226
Eliminations and other	(98)	(89)	(286)	(266)
Total Revenues	$5,749	$5,850	$17,874	$18,768

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Operating Profit:	(in millions)		(in millions)
Agricultural Equipment	$155	$137	$546	$604
Construction Equipment	1	37	32	72
Commercial Vehicles	64	60	202	128
Powertrain	52	35	171	124
Eliminations and other	(24)	(24)	(72)	(59)
Operating profit of Industrial Activities	$248	$245	$879	$869
Financial Services	114	128	363	397
Eliminations and other	(84)	(85)	(244)	(227)
Total Operating profit	$278	$288	$998	$1,039